The Group's maximum exposure to unconsolidated structured entities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of unconsolidated structured entities [line items]
Carrying amount	¥ 2,071,653	¥ 1,487,871
Asset management products | Group
Disclosure of unconsolidated structured entities [line items]
Size	1,329,453	1,989,856
Wealth management products | Related parties
Disclosure of unconsolidated structured entities [line items]
Carrying amount	2,070,977	1,487,195
The Group's maximum exposure	¥ 2,070,977	¥ 1,487,195